Bank Borrowings (Tables)	12 Months Ended
Mar. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings
			As of March 31,
	Term of repayments	Effective interest rate	2025	2024
			US$	US$
SME instalment loan	5 years	9.22%	23,919	113,677
SME instalment loan	5 years	7.56%	414,490	507,751
SME instalment loan	3 years	2.75%	600,784	—
Bank borrowings – current and portion			1,039,193	621,428

	As of March 31,
	2025	2024
	US$	US$
Representing:
Within 12 months	184,334	187,288
Over 1 year	854,859	434,140
	1,039,193	621,428